Statements of Changes in Consolidated Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Par value per share		$ 0.05	$ 0.05
Impact on derecognition of shareholders equity		$ 600
Share premium [member]
Transaction costs			$ 2,049
Follow-on Offering [member]
Transaction costs			$ 1,400
American Depository Shares [Member]
Number of shares issued			9,907,800
Gross proceeds			$ 24,800
Calyxt Inc [Member]
Impact on derecognition of shareholders equity	$ 600
Proportion of ownership interest in subsidiary	48.00%
AstraZeneca [member]
Number of shares issued			16,000,000
Investment agreement			$ 80,000
Par value per share			$ 5
Percentage of share capital			22.00%
Voting rights			21.00%
Amount of premium after conversion related to operation			$ 44,900
Transaction costs		$ 600
AstraZeneca [member] | Share capital [member]
Amount of premium after conversion related to operation			900
AstraZeneca [member] | Share premium [member]
Proceeds from sale of ordinary shares			35,700
Amount of premium after conversion related to operation			$ 44,000